Schedule H, Line 4i - Schedule of Assets (Held At End of Year) (Details) - ArcBest 401(k) and DC Retirement Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
Entity tax identification number	71-0673405
Plan number	002
Current Value	$ 866,052,351
Notes receivable from participants	$ 9,152,591
Investment, Identifier [Axis]: ArcBest Corporation, ArcBest Corporation Stock Fund - Common Stock
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:ArcbestCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer stock fund
Current Value	$ 3,412,517
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: ArcBest Corporation, ArcBest Corporation Stock Fund - Money Market Fund
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:ArcbestCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer stock fund
Current Value	$ 87,659
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Charles Schwab Trust Bank, Cash Reserve Account, Cash
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:CharlesSchwabTrustBankMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CashMember
Current Value	$ 5,382
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Charles Schwab amp; Co., Inc., Personal Choice Retirement Accounts
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:CharlesSchwabCo.IncMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage accounts
Current Value	$ 9,977,806
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Galliard Capital Management, Galliard Stable Return Fund C, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:GalliardCapitalManagementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	452,225
Current Value	$ 28,652,947
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Development Mkt Idx Trust Unit D, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	1,573,807
Current Value	$ 55,335,037
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Emrg Markets Index Admiral, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	131,424
Current Value	$ 5,862,821
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Inflation Protected Secs I, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	1,317,209
Current Value	$ 12,329,080
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Institutional 500 Indx Unit D, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	1,910,428
Current Value	$ 266,562,032
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Institutional Ttl Bond Idx Unit D, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	349,532
Current Value	$ 38,504,463
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Midcap Index Institutional, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	699,971
Current Value	$ 55,563,708
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Real Estate Index Admiral, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	17,624
Current Value	$ 2,209,873
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Small Cap Index Institutional, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	244,074
Current Value	$ 30,162,624
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2020, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	126,344
Current Value	$ 6,648,238
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2025, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	486,572
Current Value	$ 27,578,908
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2030, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	583,309
Current Value	$ 34,654,407
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2035, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	857,648
Current Value	$ 54,443,488
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2040, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	529,798
Current Value	$ 36,428,907
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2045, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	701,790
Current Value	$ 50,900,816
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2050, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	574,482
Current Value	$ 42,999,976
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2055, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	474,169
Current Value	$ 47,540,174
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2060, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	307,106
Current Value	$ 24,304,399
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2065, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	264,629
Current Value	$ 12,892,743
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target 2070, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	22,568
Current Value	$ 670,734
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Target Retirement Income, Collective Trust Investment
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective trust funds
Number of Shares | shares	219,502
Current Value	$ 10,999,256
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Total Bond Market Index, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	4
Current Value	$ 35
Investment, Identifier [Axis]: Vanguard Trust Company, Vanguard Total Intl Bond Idx Institutional, Mutual Funds
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	arcb:VanguardTrustCompanyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual funds
Number of Shares | shares	252,313
Current Value	$ 7,329,703
Minimum
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
Interest rates of notes receivable from participants	4.25%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held At End of Year)
Interest rates of notes receivable from participants	10.50%